Cover	Aug. 28, 2024
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 28, 2024
Entity File Number	001-40454
Entity Registrant Name	KULR TECHNOLOGY GROUP, INC.
Entity Central Index Key	0001662684
Entity Tax Identification Number	81-1004273
Entity Incorporation, State or Country Code	DE
City Area Code	408
Local Phone Number	663-5247
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	KULR
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	4863 Shawline Street
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92111